Long-term Investments	12 Months Ended
Dec. 31, 2020
Investment Company [Abstract]
Long-term Investments
8. Long-term investments

	Equity securities without readily determinable fair value	Equity Method	Total
	RMB	RMB	RMB

Balances at January 1, 2018	10,000	7,765	17,765

Additions	2,500	—	2,500
Share of earnings/(loss) of an equity investee	—	1,310	1,310

Balances at December 31, 2018	12,500	9,075	21,575

Balances at January 1, 2019	12,500	9,075	21,575

Additions	2,000	—	2,000
Share of earnings/(loss) of an equity investee	—	(180)	(180)

Balances at December 31, 2019	14,500	8,895	23,395

Balances at January 1, 2020	14,500	8,895	23,395

Additions	1,000	21,450	22,450
Share of earnings/(loss) of an equity investee	—	239	239
Reclassification	9,195	(9,195)	—

Balances at December 31, 2020	24,695	21,389	46,084

Equity securities without readily determinable fair value
As of December 31, 2019 and 2020, the Group held investment in certain equity securities without readily determinable fair value. No observable price changes on impairment were noted during the years ended December 31, 2019 and 2020.
Equity method
As of December 31, 2019 and 2020, the Group’s investments accounted for under the equity method was RMB 8,895 and RMB 21,389 thousand respectively. The Group applies the equity method of accounting to account for its equity investments over which it has significant influence but does not own a majority equity interest or otherwise control.
During the year ended December 31, 2019, the Group’s investment in Chuangbicheng decreased to 3.43% and no longer owns any seat on the board. However, as the Group contributed 34.87% of Chuangbicheng’s revenue during the year ended December 31, 2019, the Group considered it still had significant influence over Chuangbicheng and used equity method to account for this investment. During the year ended December 31, 2020, the Group was granted redemption option in the investment in Chuangbicheng. The investment in Chuangbicheng no longer qualifies for accounting under the equity method and was then reclassified into equity securities without readily determinable fair value.
During the year ended December 31, 2020, the Group invested RMB 19,000 thousand in cash for 49.26% equity interest in a private equity fund, Nanjing Qiqian Alpha Equity Investment LLP. As the Group has significant influence over the private equity fund, the investment was accounted for using the equity method.